Stock Options and Warrants: Warrant Rollforward (Details) - Successor - $ / shares	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2017	Mar. 31, 2016
Outstanding Warrants	6,534,810	6,534,810	6,504,810
Warrants Outstanding Exercise Price	$ 1.48	$ 1.48	$ 1.48
Warrants Granted / Restated	30,000